Annual Total Returns[BarChart] - US Socially Responsible Fund - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.30%	15.23%	35.43%	15.53%	1.11%	10.65%	20.65%	(5.20%)	31.69%	15.85%